Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 7,005,234		¥ 6,981,106	$ 988,728
Impairment loss on bills receivable in transit	5,000	$ 700	0
Secured bank facilities [member]
Disclosure of trade and other receivables [line items]
Bills receivable	0		558,600
Joint ventures [member]
Disclosure of trade and other receivables [line items]
Bills receivable			18,100
Other related parties [member]
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 1,050,700		¥ 17,000	$ 148,300